Schedule of Activity Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock Units, Unvested | shares
Weighted Average Grant Date Value, Unvested | $ / shares
Number of Restricted Stock Units, Granted | shares	8,220,000
Weighted Average Grant Date Value, Granted | $ / shares	$ 2.13
Number of Restricted Stock Units, Forfeited | shares
Weighted Average Grant Date Value, Forfeited | $ / shares
Number of Restricted Stock Units, Vested | shares	(201,586)
Weighted Average Grant Date Value, Vested | $ / shares	$ 2.11
Number of Restricted Stock Units, Unvested | shares	8,018,414
Weighted Average Grant Date Value, Unvested | $ / shares	$ 2.13